Noncontrolling Interests (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Noncontrolling Interests
Beginning Balance	$ (2,148,964)	$ (1,724,627)
Proportionate shares of net loss	(118,721)	(434,873)
Foreign currency translation adjustment	5,266	10,536
Total	$ (2,262,419)	$ (2,148,964)